Financial Risk Management - Schedule of Trade Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Trade Receivables [Line Items]
Trade receivables	RM 6,274,545	$ 1,490,957	RM 7,119,565
Expected credit loss	(141,849)		(243,021)
Trade receivables, net	6,132,696	1,457,251	6,876,544	$ 1,634,004
Trade receivables, net (in Dollars)	6,132,696	1,457,251	6,876,544	1,634,004
Not Past Due [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	4,944,289		5,806,342
Expected credit loss	(119,697)		(206,183)
Trade receivables, net	4,824,592	1,146,420	5,600,159	1,330,710
Trade receivables, net (in Dollars)	4,824,592	1,146,420	5,600,159	1,330,710
30 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	987,992		1,039,791
Expected credit loss	(17,482)		(26,259)
Trade receivables, net	970,510	230,612	1,013,532	240,835
Trade receivables, net (in Dollars)	970,510	230,612	1,013,532	240,835
31 Days to 60 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	336,636		271,389
Expected credit loss	(4,393)		(10,497)
Trade receivables, net	332,243	78,948	260,892	61,993
Trade receivables, net (in Dollars)	332,243	78,948	260,892	61,993
61 Days to 90 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	5,628		1,344
Expected credit loss	(277)		(54)
Trade receivables, net	5,351	1,271	1,290	307
Trade receivables, net (in Dollars)	RM 5,351	$ 1,271	1,290	307
91 Days to 120 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables			699
Expected credit loss			(28)
Trade receivables, net			671	159
Trade receivables, net (in Dollars)			RM 671	$ 159